INCOME TAXES - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax computed at federal statutory rate	21.00%	21.00%
State tax, net of federal tax benefit	0.60%	3.00%
Stock compensation	(0.10%)	(0.20%)
Transaction costs related to the Business Combination	(0.002)	0
Warrant liabilities revaluation	(0.017)	(0.089)
Derivative liabilities revaluation	(0.098)	0
Earnout shares liabilities revaluation	(0.068)	0
R&D tax credits	0.00%	0.10%
Other	0.10%	0.00%
Valuation allowance	(3.10%)	(15.00%)
Income tax expense (benefit)	0.00%	0.00%